Commitments and contingencies (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 30, 2022 CAD ($) $ / shares	Apr. 23, 2013 USD ($) shares	Dec. 31, 2024 USD ($)	Mar. 30, 2022 USD ($)	Feb. 17, 2022 shares
Disclosure of contingent liabilities [line items]
Number of shares issued | shares					25,800,000
Four land option agreements [Member]
Disclosure of contingent liabilities [line items]
Total future payments			$ 221,000
PBJL [Member]
Disclosure of contingent liabilities [line items]
Number of shares transferred | shares		330
Percentage of interest transferred		33.00%
Future payments to be made for shares transferred		$ 500,000
Voya Investment Management, LLC [Member]
Disclosure of contingent liabilities [line items]
Warrants granted	2,000,000
Strike price of warrants exercisable | $ / shares	$ 1.25
Amount raised for project financing				$ 40,000,000
Description of alternative bonus option	plus a USD $1 million cash break-up fee
Tehachapi Property [Member]
Disclosure of contingent liabilities [line items]
Amount of equity raise			2,000,000
Tehachapi Property [Member] | President [Member]
Disclosure of contingent liabilities [line items]
One-time payment			250,000
Bonus paid upon development			$ 1,950,000